Subsequent Event	6 Months Ended
Jun. 30, 2026
Subsequent Event [Abstarct]
SUBSEQUENT EVENT

NOTE 14 — SUBSEQUENT EVENT

On July 6, 2026, the Company changed the ratio of its ADSs from one (1) ADS representing sixty (60) class A ordinary shares to one (1) ADS representing one thousand and eight hundred (1,800) class A ordinary shares (the “2026 ADS Ratio Change”). For Jianzhi’s ADS holders, the 2026 ADS Ratio Change had the same effect as a one-for-fifty reverse ADS split. Each ADS holder of record on July 6, 2026 was required to surrender and exchange every thirty (30) existing ADSs then held for one (1) new ADS.